UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.3%
Alabama — 0.2%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$524,245
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%		10/01/48	500	531,155

					1,055,400

Arizona — 3.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500%		01/01/38	2,500	2,685,375
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%		10/01/28	2,000	2,227,580
Phoenix Civic Impt. Corp., Arpt. Rev. Rfdg., Sr. Lien, AMT	5.000%		07/01/32	1,500	1,655,355
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000%		07/01/39	5,000	5,641,600
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%		09/01/29	2,000	2,014,620
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000%		01/01/39	5,000	5,592,950
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/32	1,910	2,126,136
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/37	3,070	3,410,125

					25,353,741

California — 13.9%
Anaheim Pub. Fin. Auth. Lease Rev., AGM, Sr. Pub. Impvts. Proj., Ser. A	6.000%		09/01/24	5,500	6,584,435
Anaheim Pub. Fin. Auth. Lease Rev., AGM, Sub. Pub. Impvts. Proj., Ser. C	6.000%		09/01/16	6,690	7,278,653
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset Bk., Ser. B	5.100%		06/01/28	1,250	1,146,100
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth, Ser. A	5.000%		11/15/36	1,000	1,091,050
California Hlth. Facs. Fin. Auth. Rev., Rfdg., Stanford Hosp., Ser. B	5.000%		11/15/36	2,000	2,152,880
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%		08/15/31	1,000	1,135,120
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,323,400
California St., FGIC, TCRS, GO	4.750%		09/01/23	155	156,690
California St., GO	5.250%		11/01/40	1,250	1,399,912
California St., Infra & Econ. Dev. Bank, Walt Dis. Fam. Musm.	5.250%		02/01/38	3,000	3,265,560
California St., Var. Purp., GO	5.000%		10/01/29	2,000	2,284,760
California St., Var. Purp., GO	5.000%		09/01/41	4,250	4,615,287
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,358,525
California St., Var. Purp., GO	5.000%		04/01/42	7,000	7,633,640
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,421,662
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,147,320
California St., Var. Purp., GO	6.000%		03/01/33	1,500	1,813,575
California St., Var. Purp., GO	6.000%		04/01/38	3,500	4,131,540
California St., Var. Purp., GO	6.000%		11/01/39	2,000	2,402,080
California St., Univ. Rev., Ser. A	5.000%		11/01/37	1,250	1,368,138
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%		11/01/40	2,100	2,210,502
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	3,000	3,611,070
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist. No. 2, Ser. A, CABS, GO, NATL	2.770	%(a)	10/01/21	60	49,052
Foothill-De Anza Cmnty. College Dist., GO, Ser. C	5.000%		08/01/40	1,250	1,383,788
Golden St. Tob. Secur. Corp., Rev., Rfdg., Asset Bkd., Ser. A-1	4.500%		06/01/27	2,240	2,035,802
Golden St. Tob. Secur. Corp., Rev., Rfdg., CABS, Asset Bkd., Ser. A, AMBAC (Converted to 4.6% on 6/1/10)	4.600%		06/01/23	2,000	2,105,180

Golden St. Tob. Secur. Corp., Rev., Rfdg., Enhanced Asset Bkd., Ser. A	5.000%		06/01/45	1,000	1,014,650
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Rfdg., CABS Asset Bkd., Ser. A-2	5.300%		06/01/37	5,000	4,094,000
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	1,000	1,115,410
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	1,000	1,140,200
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,000	1,191,090
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,729,900
Los Angeles Dept. of Wtr. & Pwr., Sys., Ser. B	5.000%		07/01/34	2,500	2,862,900
M-S-R Energy Auth., Calif., Ser. A	6.500%		11/01/39	2,000	2,635,000
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., CABS, AMBAC	4.630	%(a)	08/01/25	2,000	1,199,600
Port of Oakland, Rfdg., Sr. Lien Ser. P, AMT	5.000%		05/01/33	1,750	1,880,025
San Diego Cmnty. College Dist., (Election 2006), GO	5.000%		08/01/41	1,500	1,650,495
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000%		07/01/43	2,000	2,150,260
San Francisco City & Cnty. Airports Commission, Rfdg., Second Ser., Ser. F, AMT	5.000%		05/01/28	1,635	1,796,097
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. A, AMT	5.250%		05/01/33	1,000	1,122,470
Santa Margarita Dana Point Auth. Impt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	7.250%		08/01/14	2,000	2,022,000
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,178,740
University Calif. Rev. Gen., Ser. O	5.750%		05/15/34	750	878,850
University Calif. Rev. Gen., Ser. Q	5.000%		05/15/34	1,000	1,108,100
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO	5.500%		08/01/33	2,000	2,315,620

					99,191,128

Colorado — 2.5%
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, AMT, Rfdg.	5.250%		11/15/22	1,000	1,182,420
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL	5.000%		11/15/25	10,000	11,001,600
Denver City & Cnty. Arpt. Rev. Sys., Ser. B, NATL, AMT	5.000%		11/15/15	2,500	2,673,225
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	5.000%		06/01/27	1,500	1,737,810
University Colo. Enterprise Sys. Rev., Ser. A	5.375%		06/01/32	1,000	1,160,670

					17,755,725

Connecticut — 0.3%
Connecticut St. Dev. Auth. Rev., Ser. A, Light & Pwr. Co. Proj., Rfdg.	4.375%		09/01/28	1,000	1,084,910
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%		07/01/41	1,250	1,359,113

					2,444,023

District of Columbia — 3.6%
Dist. of Columbia, Rev., Assoc. Amer. Med. College, Ser. A, Rmkt.	4.000%		10/01/41	750	724,058
Dist. of Columbia, Rev., Brookings Inst.	5.750%		10/01/39	5,000	5,475,300
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%		04/01/34	600	662,100
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/43	850	954,983
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/48	725	808,774
Dist. of Columbia, Ser. E, BHAC, GO	5.000%		06/01/28	5,000	5,609,450
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	5.500%		10/01/39	2,000	2,262,400
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/31	2,500	2,751,900
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/44	1,000	1,086,580
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.250%		10/01/27	1,000	1,106,340
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. B, AMT	5.000%		10/01/25	3,000	3,384,810
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. C, AMT	5.000%		10/01/27	1,000	1,127,450

					25,954,145

Florida — 9.2%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	6.300%	05/01/18	210	210,034
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,608,540
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., High Act-A-1, Ser. A-1	6.000%	06/01/16	1,500	1,663,230
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250%	06/01/17	1,000	1,131,610
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,455,500
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,185,300
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,110,450
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	550,560
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,136,410
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,982,609
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AGM, AMT	5.000%	10/01/23	2,240	2,476,275
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(c)	5.550%	05/01/36	205	148,828
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded Date 11/15/15)(d)	5.000%	11/15/25	205	219,057
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,849,993
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Unrefunded Bal., Ser. B	5.000%	11/15/25	1,410	1,497,124
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AMT, AGC	5.500%	10/01/24	2,665	3,063,124
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,657,275
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AMT, AGM	5.250%	10/01/26	5,000	5,567,750
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, AGM	5.250%	10/01/22	5,000	6,085,400
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,622,880
Orlando Util. Commn. Sys. Rev., Ser. A	5.250%	10/01/39	5,000	5,647,600
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/22	3,065	3,329,111
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/23	2,350	2,546,812
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	802,350
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,754,200
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	4,159,275
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,281,820
West Palm Beach Cmnty. Redev. Agcy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	5.000%	03/01/35	1,000	1,013,320

				65,756,437

Georgia — 2.2%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	5.625%	01/01/33	2,000	2,303,820
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	6.000%	01/01/30	3,250	3,858,562
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	542,535
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	802,988
Forsyth Cnty. Sch. Dist., Dev., GO	6.750%	07/01/16	385	410,013
Fulton Cnty. Sch. Dist., Rfdg., GO	6.375%	05/01/17	750	871,523
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%	07/01/41	1,500	1,635,705
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%	09/01/39	5,000	5,643,750

				16,068,896

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	6.000%		07/01/25	500	510,665

Hawaii — 0.6%
Hawaii Pac. Hlth. Rev., Rfdg., Ser. A	5.500%		07/01/40	1,000	1,080,840
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%		07/01/40	500	549,100
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A	5.500%		07/01/43	2,500	2,800,425

					4,430,365

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B	6.250%		12/01/33	1,000	1,169,870

Illinois — 10.4%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	5.000%		12/01/31	2,500	2,571,225
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	5.250%		01/01/26	6,000	6,367,860
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B, Rfdg., NATL	5.250%		01/01/15	1,000	1,029,380
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B-1, XLCA	5.250%		01/01/34	1,975	1,981,715
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500%		01/01/41	1,000	1,179,570
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000%		01/01/32	2,000	2,117,600
Chicago Rfdg. Proj., Ser. A, AGM, GO	5.000%		01/01/29	5,000	5,194,650
Chicago Rfdg. Proj., Ser. A, GO	5.000%		01/01/40	2,000	2,034,700
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%		12/01/40	1,000	1,087,760
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	5.375%		04/01/44	2,000	2,177,480
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%		11/01/39	2,000	2,196,200
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%		11/01/39	1,500	1,687,845
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(d)	5.250%		08/15/34	5,000	5,052,800
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%		08/15/39	1,000	1,162,980
Illinois Fin. Auth. Rev., People’s Gas Light & Coke, Rfdg.	4.000%		02/01/33	500	498,675
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%		05/01/28	1,500	1,646,745
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B	6.250%		07/01/38	5,000	5,795,550
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B, Rfdg.	5.000%		05/01/30	4,000	4,037,000
Illinois St., GO	5.000%		05/01/39	1,000	1,042,060
Illinois St., GO	5.250%		02/01/29	2,000	2,205,480
Illinois St. Sales Tax Rev., Rfdg., Build Illinois Bonds	5.000%		06/15/20	2,000	2,366,060
Illinois St. Sales Tax Rev., Rfdg., GO, AGM	5.000%		01/01/23	3,000	3,314,520
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%		01/01/38	1,000	1,096,390
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.500%		01/01/33	2,000	2,224,160
Illinois St. Toll Hwy. Auth. Rev., Sr. Priority, Sr. A-1, AGM	5.000%		01/01/24	5,000	5,436,650
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, CABS	4.810	%(a)	12/15/34	10,000	3,766,800
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, CABS	5.080	%(a)	06/15/37	7,500	2,360,775
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%		06/01/28	2,250	2,634,750

					74,267,380

Indiana — 0.3%
Indiana St. Fin. Auth., Var. Duke Energy Indl., Ser. B	6.000%		08/01/39	1,000	1,127,300
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750%		01/01/38	1,000	1,121,080

					2,248,380

Kansas — 1.0%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%		11/15/38	1,000	1,128,370
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Proj., Ser. A-4, AMT, GNMA, FNMA	5.700%		12/01/27	205	208,436
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, AMT, GNMA, FNMA	5.850%		12/01/27	175	178,124
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, AMBAC	5.650%		09/01/19	5,000	5,313,800

					6,828,730

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	3,910,060
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	558,955
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625%	09/01/39	500	539,100

				5,008,115

Louisiana — 1.1%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	5.375%	04/01/31	1,000	1,101,160
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	6.750%	07/01/39	1,000	1,137,700
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750%	06/01/26	2,000	2,377,000
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%	06/15/34	1,250	1,428,062
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	4.000%	12/01/40	1,500	1,619,310

				7,663,232

Maryland — 0.6%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%	07/01/40	3,000	3,160,530
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%	07/01/41	400	455,536
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Ser. A	4.000%	07/01/43	500	487,385

				4,103,451

Massachusetts — 3.8%
Boston Indl. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., AMT	7.375%	05/15/15	290	291,465
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	5.250%	07/01/34	2,000	2,292,320
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%	07/01/27	1,325	1,698,729
Massachusetts Edl. Fin. Auth. Rev., Ser. B, AMT	5.500%	01/01/23	670	701,858
Massachusetts St. Cons. Ln., Ser. C, AGM, GO	5.000%	08/01/19	2,000	2,266,840
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%	07/01/41	5,000	5,529,950
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500%	11/15/36	3,500	4,098,885
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%	02/15/28	3,000	3,813,930
Massachusetts St. Port Auth., Ser. A, AMT	5.000%	07/01/42	1,000	1,074,910
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	5,168,600

				26,937,487

Michigan — 1.3%
Detroit Sewer Disp. Rev., Sr. Lien, Rmkt., Ser. 2009B, AGM	7.500%	07/01/33	1,000	1,097,690
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	5.375%	10/15/41	750	831,937
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	5.750%	05/15/38	1,000	1,127,360
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg., Dow Chemical Rmkt., Ser. B-1	6.250%	06/01/14	1,000	1,000,150

Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	6.000%		08/01/39	2,000	2,190,860
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%		12/01/18	1,500	1,699,860
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%		12/01/28	1,500	1,611,690

					9,559,547

Missouri — 0.5%
Missouri St., Hlth. & Edl. Facs. Auth., Rev. , BJC Hlth. Sys.	5.000%		01/01/44	3,500	3,855,390

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%		07/01/34	3,000	3,261,180

New Jersey — 4.9%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750%		02/15/42	1,500	1,636,005
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Rfdg., Ser. A, NATL	6.800%		03/01/21	2,615	3,231,225
Clearview Reg. High Sch. Dist., GO, NATL	5.375%		08/01/15	595	609,286
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	5.875%		06/01/18	250	250,893
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	6.000%		06/01/25	1,150	1,152,449
New Jersey Edl. Facs. Auth. Rev., Ser. A, Montclair St. Univ., Rfdg.	5.000%		07/01/44	2,500	2,782,575
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000%		07/01/41	500	583,635
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%		07/01/43	1,000	1,117,330
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%		07/01/29	1,000	1,128,180
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%		07/01/38	2,000	2,163,520
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	3.020	%(a)	01/01/35	3,000	3,068,730
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%		01/01/43	3,000	3,252,870
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%		12/15/23	3,000	3,644,730
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%		12/15/38	3,000	3,510,060
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%		06/15/31	1,000	1,145,320
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.500%		06/01/23	3,160	3,157,693
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg,	4.625%		06/01/26	3,000	2,669,550

					35,104,051

New Mexico — 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, GNMA, FNMA, FHLMC, AMT	5.500%		07/01/35	530	545,593

New York — 7.7%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375%		07/15/43	750	826,583
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A	6.000%		05/01/33	1,000	1,171,870
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC	5.500%		05/01/33	2,000	2,320,700
Metropolitan Trans. Auth. Rev., Ser. 2008C	6.500%		11/15/28	2,500	3,005,675
Metropolitan Trans. Auth. Rev., Ser. D	5.250%		11/15/40	2,000	2,200,720
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	5.000%		08/01/22	2,000	2,084,000
New York City, Ser. E, GO	5.000%		08/01/17	6,000	6,802,440
New York City, Ser. I-1, GO	5.250%		04/01/28	2,000	2,317,440

New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	5.500%	01/01/24	1,500	1,601,505
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	5.750%	06/15/40	1,000	1,149,940
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,688,040
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,386,910
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000%	11/01/38	3,000	3,328,950
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	1,962,555
New York Liberty Dev. Corp., 7 World Trade Center Proj., Class 1, Rfdg.	5.000%	09/15/40	1,000	1,098,610
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	6.000%	07/01/14	470	471,861
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,938,407
New York St. Dorm. Auth. Rev., NY Univ., Ser. A	5.000%	07/01/43	1,500	1,670,085
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,487,933
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/21	2,000	2,383,780
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj., Ser. E (Pre-refunded Date 06/15/14)(d)	5.000%	06/15/34	2,000	2,004,040
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	5.500%	10/15/23	3,750	4,791,937
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. E	6.500%	06/15/14	5	5,013
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	559,150
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, AMT	5.250%	06/01/27	1,000	1,005,060
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%	12/15/41	2,585	2,919,577

				55,182,781

North Carolina — 1.6%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC	6.000%	01/01/18	1,000	1,173,750
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(d)	6.400%	01/01/21	900	1,070,019
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(d)	6.500%	01/01/18	2,635	3,168,008
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500%	01/01/18	1,005	1,196,282
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded Date 01/01/22)(d)	6.000%	01/01/26	650	841,158
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC	6.000%	01/01/19	430	473,391
North Carolina Med. Care Commn. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Ser. A	5.000%	06/01/42	3,500	3,838,065

				11,760,673

North Dakota — 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%	07/01/26	1,000	1,067,420

Ohio — 3.5%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	5,690	4,913,258

Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.875%		06/01/30	3,500	2,932,160
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., FHA (Pre-refunded Date 01/01/15)(d)	7.625%		01/01/22	1,020	1,061,545
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%		11/15/41	2,000	2,155,920
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/42	1,250	1,316,500
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	6.250%		12/01/34	400	460,292
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.700	%(a)	12/01/19	1,720	1,567,402
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.000%		11/15/41	750	868,935
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.500%		11/15/37	875	1,056,195
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	5.250%		08/01/41	800	849,456
Ohio St. Air Quality Dev. Auth. Rev., Poll Ctl. FirstEnergy, Rfdg., Ser. C	5.625%		06/01/18	500	561,600
Ohio St. Higher Ed. Facs., Comm., Case Western Resv. Univ., Ser. B	6.500%		10/01/20	750	877,207
Ohio St. Higher Ed. Facs., Comm., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%		01/01/42	2,000	2,200,520
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. FirstEnergy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	5.875%		06/01/33	500	537,865
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	5.000%		12/01/29	2,150	2,494,086
Ohio St. Wtr. Dev. Auth. Rev., Rfdg., FirstEnergy Nuclear Gen.	4.000%		12/01/33	1,250	1,332,887

					25,185,828

Oklahoma — 0.2%
Oklahoma St. Dev., Fin. Auth., Rfdg., St. Johns Hlth. Sys.	5.000%		02/15/42	1,500	1,588,365

Oregon — 0.6%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	5.000%		11/15/33	3,500	3,967,670

Pennsylvania — 2.4%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%		12/01/41	2,700	3,014,523
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	2,000	2,173,120
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Rfdg., Ser. F, AMBAC, AMT	4.625%		12/01/18	3,500	3,607,450
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Rfdg., Ser. F, AMBAC, AMT	5.000%		12/01/15	3,000	3,119,880
Pennsylvania Tpke. Comm., Ser. A	5.000%		12/01/38	1,000	1,111,290
Philadelphia Arpt. Rev., Rfdg., Ser. A, AMT	5.000%		06/15/27	2,500	2,735,050
Philadelphia, Ser. B, GO, AGC (Pre-refunded Date 07/15/16)(d)	7.125%		07/15/38	1,500	1,713,735

					17,475,048

Puerto Rico — 3.0%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%		07/01/37	1,260	993,195
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%		07/01/47	1,050	829,930
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	5.500%		07/01/28	2,500	2,035,650
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. K	5.000%		07/01/14	2,000	1,990,480
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. J (Pre-refunded Date 07/01/14)(d)	5.500%		07/01/23	1,320	1,325,900
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Ser. A, GO	5.500%		07/01/39	2,000	1,429,020
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Ser. C, GO	6.000%		07/01/39	800	603,704

Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., LIBOR, Ser. UU, FGIC	0.856	%(b)	07/01/31	5,000	2,716,250
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A	6.750%		07/01/36	1,000	691,230
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%		07/01/40	2,000	1,229,060
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	6.750%		07/01/36	1,000	793,630
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,750	1,415,470
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	1,600	1,356,016
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	3,550	3,080,477
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%		08/01/43	750	568,178
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%		08/01/40	750	669,803

					21,727,993

Rhode Island — 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000%		05/15/39	2,000	2,306,220

South Carolina — 1.3%
South Carolina Pub. Svc. Auth. Rev., Rfdg., Santee Cooper, Ser. A	5.125%		12/01/43	2,000	2,205,320
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.500%		01/01/38	2,500	2,832,275
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.750%		12/01/43	3,000	3,523,110
South Carolina Pub. Svc. Auth. Rev., Ser. E	5.000%		12/01/48	750	816,285

					9,376,990

South Dakota — 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%		06/01/27	1,000	1,085,620
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Avera Hlth., Ser. A	5.000%		07/01/42	1,600	1,697,824

					2,783,444

Tennessee — 0.7%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%		01/01/45	1,500	1,646,505
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	5.700	%(a)	01/01/35	1,000	314,570
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, AMT	5.750%		07/01/25	1,000	1,137,910
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,114,320
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,000	1,129,700

					5,343,005

Texas — 8.7%
Arlington Higher Ed. Fin. Corp. Rev., Lifeschool Dallas, Ser. A, PSFG	4.000%		08/15/44	1,000	1,001,620
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, AMBAC	5.000%		11/15/22	4,610	5,076,486
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%		11/15/29	2,000	2,307,620
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Rfdg., Ser. D (Mandatory Put Date 10/01/14)(e)	5.400%		10/01/29	1,000	51,250
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., Rfdg., AMT(e)	5.400%		05/01/29	1,500	76,875
Central Tex. Regl. Mobility Auth. Rev., Rfdg., Sr. Lien, Ser. A	5.000%		01/01/43	500	526,355
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	1,000	1,108,650

Clifton Higher Ed. Fin. Corp. Rev., Idea Academy Inc.	6.000%		08/15/43	1,000	1,137,850
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, AMT, Rfdg.	5.000%		11/01/35	5,000	5,283,350
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,100,540
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%		10/01/39	1,500	1,720,815
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%		11/01/36	3,000	3,324,810
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%		07/01/39	1,000	1,133,930
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/25	575	647,134
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/32	1,000	1,080,670
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, AMT, Rfdg.	5.000%		07/01/32	2,000	2,168,580
Houston Util. Sys. Rev., Rfdg., Comb., 1st Lien, Ser. A, AGC	5.250%		11/15/33	1,510	1,706,662
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%		05/15/28	2,000	2,269,720
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(d)	5.750%		05/15/28	2,680	2,823,461
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(d)	5.750%		05/15/28	235	247,417
Lower Colo. Riv. Auth. Tex. Rev., Unrefunded, Rfdg.	5.750%		05/15/28	290	303,233
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000%		01/01/38	1,000	1,152,230
North Tex. Twy. Auth. Rev., First Tier, Rfdg., Ser. A	5.750%		01/01/40	1,500	1,665,090
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,718,445
North Tex. Twy. Auth. Rev., Second Tier, Rfdg., Ser. F	5.750%		01/01/38	2,500	2,764,300
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%		09/01/41	1,000	1,141,510
Sabine River Auth. Poll. Ctl. Rev., Rfdg., TXU Energy Co. LLC Proj., Ser. B(e)	6.150%		08/01/22	1,000	51,250
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded Date 02/01/16)(d)	5.000%		02/01/21	5,000	5,393,500
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%		12/15/17	1,470	1,616,897
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	0.856	%(b)	12/15/26	1,500	1,318,845
Texas Mun. Gas Acquisition & Sply. Corp. III Gas Sply. Rev.	5.000%		12/15/32	1,000	1,041,590
Texas Private Activity Surface Trans. Corp., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	2,500	2,975,600
Texas Private Activity Surface Trans. Corp., Sr. Lien, NTE Mobility, AMT	6.750%		06/30/43	500	605,425
Texas Private Activity Surface Trans. Corp., Sr. Lien, NTE Mobility, AMT	7.000%		12/31/38	1,500	1,858,155
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%		12/01/23	2,500	2,976,500

					62,376,365

Utah — 0.8%
Intermountain Pwr. Agcy., Utah Pwr., Supply Rev., Rfdg., Ser. A, AMBAC(d)	5.000%		07/01/17	5,000	5,655,250

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A (Pre-refunded Date 10/01/14)(d)	5.250%		10/01/21	1,500	1,525,380

Virginia — 1.4%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%		05/15/40	2,000	2,176,360
Prince William Cnty. Indl. Dev. Auth., Rfdg., Novant Hlth. Oblig. Group, Ser. B	4.000%		11/01/46	1,250	1,248,087
Richmond Met. Auth. Expy. Rev., Rfdg., ETM, FGIC, NATL(d)	5.250%		07/15/17	2,785	3,021,363
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	5.250%		07/15/17	2,225	2,340,945
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(d)	5.625%		06/01/37	1,000	1,054,440

					9,841,195

Washington — 3.4%
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. B, AMT	5.000%		09/01/26	1,115	1,252,625
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. C, AMT	5.000%		02/01/24	2,500	2,816,300
Port of Seattle Rev., Rfdg., Intermediate Lien, XLCA	5.000%		02/01/28	3,000	3,182,280
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev.	5.750%		12/01/35	625	673,000
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	5.000%		06/01/21	2,665	2,899,307
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	5.000%		06/01/22	2,570	2,793,821
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500%		07/01/30	1,115	1,230,469
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded Date 10/01/16)(d)	5.000%		10/01/36	85	94,261
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%		10/01/39	3,500	3,706,535
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital	5.625%		10/01/38	1,250	1,432,350
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%		10/01/42	2,000	2,180,440
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded Date 05/15/21)(d)	6.250%		11/15/41	1,500	1,948,815

					24,210,203

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	5.750%		05/01/33	2,000	2,324,640

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	557,555

TOTAL LONG-TERM INVESTMENTS (cost $652,212,417)					703,328,956

SHORT-TERM INVESTMENT — 0.7%
Alaska — 0.7%
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 06/06/14) (cost $5,000,000)	0.060	%(b)	10/01/25	5,000	5,000,000

TOTAL INVESTMENTS — 99.0% (cost $657,212,417)(f)					708,328,956
Other assets in excess of liabilities(g) — 1.0%					7,016,357

NET ASSETS — 100.0%					$715,345,313

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.

CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
PSFG	Texas Permanent School Fund Guaranty
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon bond or step coupon bond. Rate shown reflects the effective yield on May 31, 2014.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2014.
(c)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(d)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$655,664,736

Appreciation	61,141,006
Depreciation	(8,476,786)

Net Unrealized Appreciation	$52,664,220

The book basis may differ from tax basis due to certain tax related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2014	Unrealized Depreciation(1)(2)
	Short Positions:
64	10 Year U.S. Treasury Notes	Sep. 2014	$7,987,919	$8,033,000	$(45,081)
98	U.S. Long Bonds	Jun. 2014	12,945,993	13,548,500	(602,507)
43	U.S. Long Bonds	Sep. 2014	5,911,007	5,911,156	(149)

					$(647,737)

(1)	Cash of $529,000 has been segregated with JPMorgan Chase to cover requirement for open futures contracts as of May 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$708,328,956	$—
Other Financial Instruments*
Futures Contracts	(647,737)	—	—

Total	$(647,737)	$708,328,956	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.